United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/28/10

Date of Reporting Period:  Six months ended 08/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated High Yield Trust

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For A Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2009		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$3.85		$5.56	$6.16	$5.97		$6.23	$6.04
Income From Investment Operations:
Net investment income	0.20		0.44	0.44	0.44	[1,2]	0.44	0.49
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and swap contracts	1.15		(1.70)	(0.60)	0.21	[2]	(0.25)	0.19
TOTAL FROM INVESTMENT OPERATIONS	1.35		(1.26)	(0.16)	0.65		0.19	0.68
Less Distributions:
Distributions from net investment income	(0.20)		(0.45)	(0.44)	(0.46)		(0.46)	(0.49)
Redemption fees	0.00	[3]	0.00 [3]	0.00 [3]	0.00	[3]	0.01	0.00	[3]
Net Asset Value, End of Period	$5.00		$3.85	$5.56	$6.16		$5.97	$6.23
Total Return [4]	35.82%		(23.80)%	(2.83)%	11.43%		3.48%	11.74	% [5]

Ratios to Average Net Assets:
Net expenses	0.99	% [6]	0.99%	0.99%	0.96%		0.97%	0.94%
Net investment income	8.82	% [6]	8.92%	7.55%	7.36	% [2]	7.45%	7.46%
Expense waiver/reimbursement [7]	0.31	% [6]	0.32%	0.24%	0.25%		0.23%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,724		$126,855	$207,270	$275,294		$289,577	$409,355
Portfolio turnover	13%		20%	30%	42%		28%	48%

1 Per share number has been calculated using the average shares method.

2 Due to a misclassification of amounts previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended February 28, 2007, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.34% on the total return.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2009	Ending Account Value 8/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,358.20	$5.88
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.21	$5.04

1 Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At August 31, 2009, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets [2]
Media	10.1%
Health Care	8.8%
Food & Beverage	6.7%
Gaming	6.6%
Industrial - Other	6.1%
Technology	5.8%
Consumer Products	4.8%
Wireless Communications	4.7%
Energy	4.3%
Retailers	4.2%
Chemicals	3.5%
Other [3]	32.2%
Cash Equivalents [4]	0.3%
Other Assets and Liabilities - Net [5]	1.9%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--88.6%
		Aerospace/Defense--1.5%
$325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	$186,875
675,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	648,000
425,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	399,500
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	544,812
375,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	238,125
371,144	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	220,831
475,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	473,813
		TOTAL	2,711,956
		Automotive--3.0%
50,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	51,875
600,000	[3,4]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	36,000
1,050,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.26%, 1/13/2012	875,437
975,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	917,454
250,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	230,308
200,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	184,423
675,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	668,262
1,100,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	965,026
1,750,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	258,125
525,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	464,625
925,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	721,500
		TOTAL	5,373,035
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Building Materials--0.7%
$50,000	[1,2]	Interface, Inc., Sr. Secd. Note, 11.375%, 11/1/2013	$53,312
500,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	480,000
125,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	116,875
400,000	[5]	Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	190,000
625,000	[3,4]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	28,125
375,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	315,000
50,000	[1,2]	USG Corp., Company Guarantee, Series 144A, 9.75%, 8/1/2014	51,625
		TOTAL	1,234,937
		Chemicals--3.1%
150,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	157,875
975,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	892,125
250,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	250,000
975,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	736,125
525,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	541,499
325,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	341,250
1,325,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,344,875
800,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	758,000
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	348,350
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	258,613
		TOTAL	5,628,712
		Construction Machinery--0.5%
800,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	720,000
200,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	210,000
		TOTAL	930,000
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Consumer Products--4.8%
$1,150,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	$1,006,250
371,877		AAC Group Holding Corp., Sr. Deb., 16.75%, 10/1/2012	158,048
450,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	443,250
550,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	555,500
1,000,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	967,500
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	180,250
1,225,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	1,243,375
1,025,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,035,250
975,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	944,726
250,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	270,000
900,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	801,000
675,000	[1,3,4]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	10,125
1,075,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,091,125
		TOTAL	8,706,399
		Energy--4.2%
550,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	385,000
825,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	711,562
425,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	392,063
375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	369,375
425,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	435,625
125,000	[1,2]	Cie Generale de Geophysique, Sr. Note, Series 144A, 9.50%, 5/15/2016	129,375
525,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	498,750
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	452,813
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Energy--continued
$525,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	$496,125
150,000	[1,2]	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	151,500
850,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	788,375
350,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	371,000
225,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	205,875
475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	418,000
400,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	370,000
650,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	633,750
200,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	199,000
275,000	[1,2]	Sandridge Energy, Inc., 9.875%, 5/15/2016	276,375
225,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	204,750
		TOTAL	7,489,313
		Entertainment--0.7%
625,000	[1,2]	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	634,375
650,000	[1,3,4]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	65
125,000	[1,2]	Regal Cinemas, Inc., Company Guarantee, Series 144A, 8.625%, 7/15/2019	126,875
475,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	475,000
		TOTAL	1,236,315
		Environmental--0.2%
250,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	272,344
		Financial Institutions--3.0%
617,000	[1,2]	GMAC LLC, Note, 7.00%, 2/1/2012	559,927
2,255,000	[1,2]	GMAC LLC, Note, Series 144A, 6.875%, 9/15/2011	2,102,788
721,000	[1,2]	GMAC LLC, Note, Series 144A, 8.00%, 11/1/2031	564,183
500,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	513,750
1,325,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,000,375
850,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	552,500
		TOTAL	5,293,523
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Food & Beverage--5.9%
$650,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	$594,750
900,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	877,500
650,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 3.983%, 2/1/2015	557,375
1,000,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,005,000
27,600		B&G Foods, Inc., Company Guarantee, Sr. Sub Note, 12.00%, 10/30/2016	229,356
675,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	656,437
625,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	587,500
1,000,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,002,500
450,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	457,875
900,000	[3,4]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	850,500
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	649,688
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	637,875
1,450,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	1,116,500
750,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	622,500
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	183,750
250,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	256,250
375,000		Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	420,000
		TOTAL	10,705,356
		Gaming--5.9%
600,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, Series 144A, 11.00%, 6/15/2014	502,500
650,000	[1,2]	Ameristar Casinos, Inc., Sr. Unsecd. Note, 9.25%, 6/1/2014	667,875
875,000	[1,2,3,4]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	35,000
725,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	715,937
550,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	515,625
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Gaming--continued
$400,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	$409,000
925,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	30,641
950,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	679,250
187,720	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	99,492
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	814,500
75,000	[1,2]	MGM Mirage, 10.375%, 5/15/2014	79,312
2,400,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,740,000
725,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	522,000
150,000	[1,2]	MGM Mirage, Sr. Secd. Note, 11.125%, 11/15/2017	163,125
375,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	369,375
325,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	312,000
525,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	498,750
175,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 8/15/2019	174,563
500,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	475,000
650,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	464,750
450,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	402,750
800,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	740,000
300,000	[1,2]	Yonkers Racing Corp., 11.375%, 7/15/2016	306,750
		TOTAL	10,718,195
		Health Care--8.7%
525,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	551,250
850,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	790,500
550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	523,875
1,650,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	1,753,125
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	595,000
500,000	[1,2]	HCA, Inc., 8.50%, 4/15/2019	508,750
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Health Care--continued
$775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	$566,598
1,472,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,490,400
900,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	913,500
375,000	[1,2]	HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	388,125
325,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	315,250
500,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	498,750
1,075,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	991,688
75,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	70,125
675,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	634,500
175,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	161,000
825,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	734,250
475,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	460,750
1,275,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK, 10.25%, 7/15/2015	1,102,875
275,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	277,750
600,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	592,500
325,000		Ventas Realty LP, 6.50%, 6/1/2016	303,062
275,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	259,875
200,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	192,000
1,095,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,034,775
		TOTAL	15,710,273
		Industrial - Other--5.4%
700,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	651,000
425,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	357,000
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Industrial - Other--continued
$1,050,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	$425,250
350,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	350,000
400,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	404,000
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	368,000
200,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 4.504%, 12/15/2013	179,500
425,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	414,375
1,075,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,130,094
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 2.972%, 4/1/2015	563,875
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	144,375
725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	729,531
450,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	446,625
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	976,250
325,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	242,125
550,000	[1,2]	Reliance Intermediate Holdings LP, 9.50%, 12/15/2019	540,375
575,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	580,031
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	633,750
625,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	625,000
		TOTAL	9,761,156
		Lodging--1.1%
425,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	404,812
400,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	377,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	397,375
625,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	557,812
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	224,813
		TOTAL	1,961,812
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Media - Cable--1.8%
$1,225,000	[3,4]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	$1,367,406
800,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	839,000
150,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	159,000
225,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	207,563
600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	619,500
		TOTAL	3,192,469
		Media - Non-Cable--7.6%
1,095,251	[3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	443,577
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	258,000
950,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	978,500
1,609,000	[3,4]	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	341,913
325,000	[3,4]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	63,375
700,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	423,500
1,175,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	95,469
1,125,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,178,437
2,225,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,180,500
375,000	[1,2]	Interpublic Group Cos., Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2017	393,750
75,000	[1,2]	Lamar Media Corp., Sr. Note, 9.75%, 4/1/2014	79,875
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	616,000
425,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	374,000
1,050,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	687,750
900,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	229,500
279,894	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK, 0.5/7.00%, 1/15/2014	107,759
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	90,000
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$275,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	$193,875
325,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	325,000
650,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	648,375
425,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	402,687
300,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	284,250
1,450,000	[3,4]	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	92,437
633,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	664,650
1,400,000	[3,4]	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	36,750
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,004,625
725,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	467,625
100,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	105,500
975,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	248,625
550,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	525,250
75,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	78,188
		TOTAL	13,619,742
		Metals & Mining--0.9%
600,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	6,060
500,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	3,750
575,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	600,276
250,000		Teck Cominco Ltd., Sr. Secd. Note, 10.75%, 5/15/2019	285,937
525,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	582,750
200,000		Teck Resources Ltd., Sr. Secd. Note, 9.75%, 5/15/2014	217,000
		TOTAL	1,695,773
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Packaging--1.8%
$500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	$477,500
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	929,250
1,100,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	1,097,250
100,000	[1,2]	Greif, Inc., Sr. Note, 7.75%, 8/1/2019	98,500
275,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	279,125
411,058	[1,3,4,6]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	19,073
150,000	[1,2]	Sealed Air Corp., Sr. Note, 7.875%, 6/15/2017	157,755
100,000	[1,2]	Solo Cup Co., Sr. Secd. Note, 10.50%, 11/1/2013	105,500
		TOTAL	3,163,953
		Paper--1.4%
150,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	161,438
325,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	329,875
50,000	[1,2]	Graphic Packaging International Corp., 9.50%, 6/15/2017	51,500
975,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	982,312
250,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	136,875
1,050,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	338,625
300,000	[1,2]	Rock-Tenn Co., Sr. Note, Series 144A, 9.25%, 3/15/2016	317,250
100,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	102,688
125,000	[1,2]	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	123,125
		TOTAL	2,543,688
		Restaurants--1.0%
500,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	487,500
875,000		NPC International, Inc., 9.50%, 5/1/2014	835,625
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.129%, 3/15/2014	439,875
		TOTAL	1,763,000
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Retailers--4.0%
$900,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	$1,014,750
900,000		General Nutrition Center, Company Guarantee, 6.404%, 3/15/2014	789,750
225,000	[1,2]	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	228,308
100,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	74,729
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	77,817
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	152,101
150,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	113,954
1,375,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	763,125
800,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	648,000
200,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	169,000
575,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	599,438
1,300,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,116,375
750,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	765,000
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	597,375
		TOTAL	7,109,722
		Services--2.6%
575,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	478,687
475,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	364,563
875,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	748,125
975,000		KAR Holdings, Inc., 10.00%, 5/1/2015	901,875
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,159,375
1,150,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,066,625
		TOTAL	4,719,250
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Supermarkets--0.1%
$200,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	$197,750
		Technology--5.5%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	901,656
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	972,875
800,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	688,000
533,328		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	311,997
900,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	612,000
375,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	247,500
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	874,125
950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	984,437
50,000	[1,2]	Seagate Technology HDD Holdings, 10.00%, 5/1/2014	53,875
850,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	765,000
422,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.097%, 4/1/2012	377,690
975,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	970,125
1,100,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,094,500
675,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	712,969
300,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	231,750
		TOTAL	9,798,499
		Tobacco--0.4%
100,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2016	99,250
525,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	521,062
		TOTAL	620,312
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Transportation--1.3%
$875,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	$757,969
550,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	529,375
525,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	519,750
300,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	298,500
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	269,750
		TOTAL	2,375,344
		Utility - Electric--2.7%
950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	679,250
1,175,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	963,500
225,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	162,000
303,700	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	283,815
525,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	501,375
650,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	623,188
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	596,714
975,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	650,813
625,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	417,187
		TOTAL	4,877,842
		Utility - Natural Gas--3.0%
800,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	770,000
1,425,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,289,625
200,000	[1,2]	Inergy LP, Company Guarantee, 8.75%, 3/1/2015	203,000
1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	987,000
350,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, Series 144A, 6.875%, 11/1/2014	320,250
575,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	549,125
250,000	[1,2]	Regency Energy Partners LP, 9.375%, 6/1/2016	251,250
552,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	545,100
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	540,500
		TOTAL	5,455,850
Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Wireless Communications--4.7%
$300,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 6.347%, 1/1/2013	$292,500
350,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	360,500
150,000		Crown Castle International Corp., 9.00%, 1/15/2015	156,750
125,000	[1,2]	Crown Castle International Corp., Sr. Secd. Note, 7.75%, 5/1/2017	126,875
250,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	266,250
350,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	314,125
721,766	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	649,589
650,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	651,625
1,225,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,208,156
50,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	49,313
300,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	257,625
1,400,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	1,260,000
1,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,035,125
450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	430,875
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	760,500
500,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	545,000
		TOTAL	8,364,808
		Wireline Communications--1.1%
1,125,000		Qwest Corp., Note, 8.875%, 3/15/2012	1,164,375
150,000	[1,2]	SBA Communications, Corp., 8.00%, 8/15/2016	150,375
150,000	[1,2]	SBA Communications, Corp., 8.25%, 8/15/2019	151,500
475,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	482,900
		TOTAL	1,949,150
		TOTAL CORPORATE BONDS (IDENTIFIED COST $186,091,440)	159,180,478
Shares			Value in U.S. Dollars
		COMMON STOCKS--5.5%
		Chemicals--0.3%
21,575		Koppers Holdings, Inc.	$588,998
		Entertainment--0.2%
22,100		Cinemark Holdings, Inc.	221,884
15,300		Regal Entertainment Group	193,545
		TOTAL	415,429
		Food & Beverage--0.6%
28,175	[3]	Constellation Brands, Inc., Class A	416,708
31,225		Del Monte Foods Co.	327,550
18,500	[3]	Pilgrim's Pride Corp.	88,800
56,850	[3]	Reddy Ice Group, Inc.	300,168
		TOTAL	1,133,226
		Gaming--0.7%
84,125	[3]	Global Cash Access LLC	609,906
93,950	[3]	Great Canadian Gaming Corp.	602,447
		TOTAL	1,212,353
		Industrial - Other--0.6%
18,600	[3]	General Cable Corp.	656,208
7,600		SPX Corp.	423,168
		TOTAL	1,079,376
		Media - Cable--0.4%
22,075	[3]	Viacom, Inc., Class A	579,690
12,520		Virgin Media, Inc.	143,104
		TOTAL	722,794
		Media - Non-Cable--0.3%
82,800	[3]	Interpublic Group Cos., Inc.	520,812
		Metals & Mining--0.0%
138,395	[1,3,6]	Royal Oak Mines, Inc.	2,971
		Other--0.0%
469	[1,3,6]	CVC Claims Litigation LLC	0
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Packaging--0.6%
8,100		Ball Corp.	$392,526
21,725	[3]	Owens-Illinois, Inc.	737,347
5	[1,3,6]	Pliant Corp.	0
45,000	[1,3,6]	Russell Stanley Holdings, Inc.	0
		TOTAL	1,129,873
		Paper--0.9%
388,550	[3]	Graphic Packaging Holding Co.	827,611
13,640		Rock-Tenn Co.	699,596
		TOTAL	1,527,207
		Retailers--0.2%
24,670		Limited Brands, Inc.	368,076
		Technology--0.3%
145,000	[3]	Smart Modular Technologies (WWH), Inc.	555,350
		Transportation--0.1%
17,700	[3]	Hertz Global Holdings, Inc.	175,584
		Utility - Electric--0.3%
19,500	[3]	NRG Energy, Inc.	523,575
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,587,283)	9,955,624
		WARRANTS--0.0%
		Media - Non-Cable--0.0%
2,200	[3]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $444,400)	1,386
		PREFERRED STOCK--0.2%
		Financial Institutions--0.2%
712	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $217,880)	331,280
		EXCHANGE-TRADED FUNDS--1.4%
11,300		iShares MSCI EAFE Index Fund	595,284
31,685		iShares Russell 1000 Growth Fund	1,415,052
7,985		iShares Russell 2000 Index Fund	456,343
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $3,406,219)	2,466,679
Shares			Value in U.S. Dollars
		MUTUAL FUNDS--2.4% [7]
25,606		Federated InterContinental Fund, Institutional Shares	$1,005,031
243,414		Federated Max-Cap Fund, Institutional Shares	2,823,597
507,165	[8]	Prime Value Obligations Fund, Institutional Shares, 0.38%	507,165
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $7,745,540)	4,335,793
		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $210,492,762) [9]	176,271,240
		OTHER ASSETS AND LIABILITIES - NET--1.9% [10]	3,452,325
		TOTAL NET ASSETS--100%	$179,723,565

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2009, these restricted securities amounted to $40,330,277, which represented 22.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144a under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At august 31, 2009, these liquid restricted securities amounted to $39,126,652, which represented 21.8% of total net assets.

3 Non-income producing security.

4 Issuer in default.

5 On September 1, 2009, the issuer of this security did not pay its scheduled semi-annual interest payment.

6 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

7 Affiliated companies.

8 7-Day net yield.

9 The cost of investments for federal tax purposes amounts to $210,423,059.

10 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1-- Quoted Prices and Investments in Mutual Funds	Level 2-- Other Significant Observable Inputs	Level 3-- Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ --	$159,161,405	$19,073	$159,180,478
Equity Securities:
Domestic	9,350,206	331,280	--	9,681,486
International	602,447	--	2,971	605,418
Warrants	--	1,386	--	1,386
Exchange-Traded Funds	2,466,679	--	--	2,466,679
Mutual Funds	4,335,793	--	--	4,335,793
TOTAL SECURITIES	$16,755,125	$159,494,071	$22,044	$176,271,240

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity- International Securities
Balance as of March 1, 2009	$ 19,073	$2,556
Change in unrealized depreciation	8,105,965	415
Realized loss	(8,105,965)	--
Balance as of August 31, 2009	$ 19,073	$2,971
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at August 31, 2009.	$ --	$ 415

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $4,335,793 of investments in affiliated issuers (Note 5) (identified cost $210,492,762)		$176,271,240
Income receivable		3,946,174
Receivable for investments sold		820,078
Receivable for shares sold		153,937
TOTAL ASSETS		181,191,429
Liabilities:
Payable for investments purchased	$477,193
Payable for shares redeemed	716,767
Income distribution payable	175,512
Payable for Directors'/Trustees' fees	1,216
Payable for shareholder services fee (Note 5)	46,366
Accrued expenses	50,810
TOTAL LIABILITIES		1,467,864
Net assets for 35,933,195 shares outstanding		$179,723,565
Net Assets Consist of:
Paid-in capital		$480,912,278
Net unrealized depreciation of investments		(34,221,522)
Accumulated net realized loss on investments, options, foreign currency transactions and swap contracts		(266,844,389)
Distributions in excess of net investment income		(122,802)
TOTAL NET ASSETS		$179,723,565
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value and offering price per share ($179,723,565 ÷ 35,933,195 shares outstanding), no par value, unlimited shares authorized		$5.00
Redemption proceeds per share (98.00/100 of $5.00)		$4.90

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2009 (unaudited)

Investment Income:
Dividends (including $31,737 received from affiliated issuers (Note 5))			$128,262
Interest			7,549,345
TOTAL INCOME			7,677,607
Expenses:
Investment adviser fee (Note 5)		$586,566
Administrative personnel and services fee (Note 5)		75,617
Custodian fees		5,909
Transfer and dividend disbursing agent fees and expenses		62,736
Directors'/Trustees' fees		5,149
Auditing fees		13,106
Legal fees		2,937
Portfolio accounting fees		32,771
Shareholder services fee (Note 5)		180,167
Account administration fee		6,255
Share registration costs		19,849
Printing and postage		17,248
Insurance premiums		2,064
Miscellaneous		6,526
TOTAL EXPENSES		1,016,900
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(226,980)
Waiver of administrative personnel and services fee	(11,820)
TOTAL WAIVERS AND REIMBURSEMENT		(238,800)
Net expenses			778,100
Net investment income			6,899,507
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $66,409 on sales of investments in affiliated issuers (Note 5))			(12,875,085)
Net change in unrealized appreciation of investments			53,034,735
Net realized and unrealized gain on investments and foreign currency transactions			40,159,650
Change in net assets resulting from operations			$47,059,157

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2009	Year Ended 2/28/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,899,507	$15,295,735
Net realized loss on investments and foreign currency transactions	(12,875,085)	(5,344,118)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	53,034,735	(53,569,050)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,059,157	(43,617,433)
Distributions to Shareholders:
Distributions from net investment income	(7,064,869)	(15,600,602)
Share Transactions:
Proceeds from sale of shares	25,907,375	29,409,690
Net asset value of shares issued to shareholders in payment of distributions declared	5,989,758	12,798,435
Cost of shares redeemed	(19,050,905)	(63,520,486)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,846,228	(21,312,361)
Redemption fees	28,545	114,642
Change in net assets	52,869,061	(80,415,754)
Net Assets:
Beginning of period	126,854,504	207,270,258
End of period (including undistributed (distributions in excess of) net investment income of $(122,802) and $42,560, respectively)	$179,723,565	$126,854,504

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2009 (unaudited)

1. ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e. the obligations are subject to the risk of default). The Fund offers one class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes." As of and during the six months ended August 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At August 31, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at August 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 4/11/2007	$ 963,686	$892,125
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$ 0
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$ 641,893	$ 65
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 - 1/3/2008	$ 879,313	$30,641
Pliant Corp.	7/18/2006	$ 0	$ 0
Royal Oak Mines, Inc.	2/24/1999	$ 15,376	$ 2,971
Russell Stanley Holdings, Inc., Sr. Sub Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$2,121,618	$19,073
Russell Stanley Holdings, Inc.	11/9/2001	$ 0	$ 0
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004 - 7/13/2004	$ 691,500	$10,125
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	4/11/2008	$ 706,875	$248,625

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2009	Year Ended 2/28/2009
Shares sold	5,869,239	6,292,230
Shares issued to shareholders in payment of distributions declared	1,321,346	2,731,437
Shares redeemed	(4,229,190)	(13,338,934)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,961,395	(4,315,267)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2009, the redemption fees for the Fund's Shares amounted to $28,545. For the year ended February 28, 2009, the redemption fees for the Fund's Shares amounted to $114,642.

4. FEDERAL TAX INFORMATION

At August 31, 2009, the cost of investments for federal tax purposes was $210,423,059. The net unrealized depreciation of investments for federal tax purposes was $34,151,819. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,766,063 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,917,882.

At February 28, 2009, the Fund had a capital loss carryforward of $244,022,390 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$92,960,310
2011	$94,995,842
2012	$36,932,748
2014	$ 4,449,545
2015	$ 3,020,106
2016	$ 4,060,589
2017	$ 7,603,250

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2009, the Adviser voluntarily waived $219,931 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2009, the net fee paid to FAS was 0.082% of average daily net assets of the Fund. FAS waived $11,820 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended August 31, 2009, FSSC received $11,331 of fees paid by the Fund.

Interfund Transactions

During the six months ended August 31, 2009, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $402,969.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.99% for the fiscal year ending February 28, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through April 30, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended August 31, 2009, the Adviser reimbursed $7,049. Transactions with affiliated companies during the six months ended August 31, 2009 were as follows:

Affiliates	Balance of Shares Held 2/28/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2009	Value	Dividend Income
Federated InterContinental Fund, Institutional Shares	25,606	--	--	25,606	$1,005,031	$ --
Prime Value Obligations Fund, Institutional Shares	1,394,320	23,499,964	24,387,119	507,165	507,165	7,604
Federated Max-Cap Fund, Institutional Shares	236,776	32,378	25,740	243,414	2,823,597	24,133
TOTAL OF AFFILIATED TRANSACTIONS	1,656,702	23,532,342	24,412,859	776,185	$4,335,793	$31,737

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2009, were as follows:

Purchases	$33,357,130
Sales	$20,070,489

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2009, there were no outstanding loans. During the six months ended August 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of August 31, 2009, there were no outstanding loans. During the six months ended August 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through October 20, 2009, the date the Financial Statements were issued, and determined that no events have occurred that require additional disclosure.

Evaluation and Approval of Advisory
Contract-May 2009

FEDERATED HIGH YIELD TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the "Products" section of the Web site, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's Web site at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009